Note 4 - Federal income tax: (Tables)	6 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Refundable Federal Income Tax Provision
	2010	2011
Refundable Federal income tax attributable to:
Current operations	$(362,462)	$(338,730)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	362,462	338,730
Net refundable amount	-	-

Deferred Tax Asset
	2010	2011
Deferred tax asset attributable to:
Net operating loss carryover	$411,902	$748,592
Less, Valuation allowance	(411,902)	(748,592)
Net deferred tax asset	-	-